SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 28,888,410	$ 32,982,976
Gross profit (loss)	13,401,146	18,809,985
Operating expenses:
Sales, marketing, and promotion	(83,672)	(83,770)
Operating lease cost	(1,403,743)	(1,403,743)
Depreciation and amortization	(1,843,366)	(1,818,325)
Share-based compensation	(209,441)	(366,469)
Impairment of inventory	(20,726)	0
Interest, accretion, and other	(456,691)	(1,077,068)
Net income (loss) before taxes	4,191,308	17,132,041
Discontinued operations (Oregon) [Member]
Segment Reporting Information [Line Items]
Revenue	357,540	1,128,403
Gross profit (loss)	(0)	(473,854)
Operating expenses:
General and administration	(386,779)	(429,969)
Sales, marketing, and promotion	(1,938)	0
Operating lease cost	(195,639)	(1,233)
Depreciation and amortization	(23,756)	(207,319)
Share-based compensation	0	0
Impairment of inventory	(245,682)	(1,456,818)
Provision for expected credit losses	(218,425)
Interest, accretion, and other	(6,861)	284,125
Net income (loss) before taxes	(1,079,080)	(2,285,068)
Nevada [Member]
Segment Reporting Information [Line Items]
Revenue	28,888,410	32,982,976
Gross profit (loss)	13,401,146	18,809,985
Operating expenses:
General and administration	(4,397,477)	(3,797,101)
Sales, marketing, and promotion	(83,672)	(83,770)
Operating lease cost	(591,375)	(591,376)
Depreciation and amortization	(1,270,092)	(1,276,640)
Share-based compensation	0	0
Impairment of inventory	0	0
Provision for expected credit losses	0
Interest, accretion, and other	(31,327)	22,171
Net income (loss) before taxes	7,027,203	13,083,269
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Gross profit (loss)	0	0
Operating expenses:
General and administration	(2,798,925)	(2,936,012)
Sales, marketing, and promotion	0	0
Operating lease cost	0	0
Depreciation and amortization	(94,926)	(3,806)
Share-based compensation	(209,441)	(366,469)
Impairment of inventory	(20,726)	0
Provision for expected credit losses	0
Interest, accretion, and other	288,123	7,355,059
Net income (loss) before taxes	(2,835,895)	(4,048,772)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue	29,245,950	34,111,379
Gross profit (loss)	13,401,146	18,336,131
Operating expenses:
General and administration	(7,583,181)	(7,163,082)
Sales, marketing, and promotion	(85,610)	(83,770)
Operating lease cost	(787,014)	(592,609)
Depreciation and amortization	(1,388,774)	(1,487,765)
Share-based compensation	(209,441)	(366,469)
Impairment of inventory	(266,408)	(1,456,818)
Provision for expected credit losses	(218,425)
Interest, accretion, and other	249,935	7,661,355
Net income (loss) before taxes	$ 3,112,228	$ 14,846,973